ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER LIABILITIES.
ACCRUED EXPENSES AND OTHER LIABILITIES

14.   ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Salary and welfare payable	1,222,363	1,253,014	192,033
Accrual for purchases of property and equipment	128,457	322,663	49,450
Accrued expenses	77,946	85,970	13,175
Borrowings for electronic machinery and equipment	40,036	106,911	16,385
Payable for business acquisitions	11,095	1,749	268
Others	526,152	737,610	113,044
	2,006,049	2,507,917	384,355

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders at the end of the escrow periods or consideration to be paid for other acquisitions based on their respective payment schedules.

In the year ended December 31, 2018, 2019 and 2020, the Group received total proceeds of RMB nil, RMB94,000 and RMB160,000 (US$24,521) from third-party financing lease companies (buyer-lessor) for which the Group acts as seller-lessee but did not transfer the control of leased machinery and electronic equipment to the buyer-lessor.

These failed sales-leaseback transactions were accounted for as financing transactions. Pursuant to the terms of the agreements, the weighted average effective interest rate of the outstanding borrowings was 8.06% and 7.95% and repayments are to be made over a weighted average period of 2.47 and 1.67 years for the years ended December 31, 2019 and 2020, respectively. At the end of the repayment schedule, the Group is entitled to obtain ownership of these equipment for nominal consideration.

For the years ended December 31, 2019 and 2020, interest costs incurred was not material. As of December 31, 2019 and 2020, the Group recorded the current portion of the borrowings of RMB40,036 and RMB106,911 (US$16,385) in “Accrued expenses and other liabilities” and the non-current portion of borrowings of RMB41,451 and RMB67,821 (US$10,394) in “Other non-current liabilities”, respectively. As of December 31, 2020, RMB116,292 (US$17,823) and RMB66,097 (US$10,130) of the borrowings are due in 2021 and 2022, respectively. These borrowings were partially collateralized by the Company’s electronic machinery and equipment with a total carrying value of RMB61,488 and RMB53,302 (US$8,169) as of December 31, 2019 and 2020, respectively.